JPMorgan Diversified Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI WORLD INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
60% MSCI WORLD INDEX (Net Total Return) / 40% BLOOMBERG US AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.51%	7.13%	8.23%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.10%	5.33%	7.55%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	11.62%	5.76%	7.61%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	13.48%	6.56%	8.31%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.36%	4.07%	5.97%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.66%	4.51%	6.01%